Controlled entities	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Controlled entities
entities

			Ownership interest (%)		Voting interest (%)
	Reporting date	Country of incorporation	2019	2018	2019

Alusud Argentina S.R.L.	Dec-31	Argentina	100	100	100
Graham Packaging Argentina S.R.L.	Dec-31	Argentina	100	100	100
Gulf Closures W.L.L.(a)	Dec-31	Bahrain	49	49	49
Graham Packaging Belgium BVBA	Dec-31	Belgium	100	100	100
Graham Packaging Lummen BVBA (b)	Dec-31	Belgium	—	100	—
Closure Systems International (Brazil) Sistemas de Vedacao Ltda.	Dec-31	Brazil	100	100	100
Graham Packaging do Brasil Indústria e Comércio Ltda.	Dec-31	Brazil	100	100	100
CSI Latin American Holdings Corporation	Dec-31	British Virgin Islands	100	100	100
Evergreen Packaging Canada Limited	Dec-31	Canada	100	100	100
Graham Packaging Canada Company	Dec-31	Canada	100	100	100
Pactiv Canada Inc.	Dec-31	Canada	100	100	100
Reynolds Consumer Products Canada Inc.	Dec-31	Canada	100	100	100
Alusud Embalajes Chile Ltda.	Dec-31	Chile	100	100	100
CSI Closure Systems (Hangzhou) Co., Ltd. (c)	Dec-31	China	—	100	—
Evergreen Packaging (Shanghai) Co., Ltd.	Dec-31	China	100	100	100
Graham Packaging (Taizhou) Co., Ltd.	Dec-31	China	100	100	100
Reynolds Metals (Shanghai) Ltd.	Dec-31	China	100	100	100
Techne Machineries Foshan Ltd (b)	Dec-31	China	—	100	—
Zhejiang Zhongbao Pactiv Packaging Co., Ltd. (c)	Dec-31	China	—	62.5	—
Alusud Embalajes Colombia Ltda.	Dec-31	Colombia	100	100	100
Closure Systems International (Colombia Trade) S.A.S.	Dec-31	Colombia	100	100	100
CSI Closure Systems Manufacturing de Centro America, Sociedad de Responsabilidad Limitada (c)	Dec-31	Costa Rica	—	100	—
Closure Systems International (Egypt) LLC	Dec-31	Egypt	100	100	100
Evergreen Packaging de El Salvador, S.A. de C.V.	Dec-31	El Salvador	100	100	100
Graham Packaging Company Oy	Dec-31	Finland	100	100	100
Graham Packaging Europe S.N.C.	Dec-31	France	100	100	100
Graham Packaging France S.A.S.	Dec-31	France	100	100	100
Graham Packaging Normandy S.A.R.L.	Dec-31	France	100	100	100
Graham Packaging Villecomtal S.A.R.L. (b)	Dec-31	France	—	100	—
Closure Systems International Machinery (Germany) GmbH (c)	Dec-31	Germany	—	100	—
Pactiv Deutschland Holdinggesellschaft mbH	Dec-31	Germany	100	100	100
Closure Investment Holdings (Hong Kong) Limited (c)	Dec-31	Hong Kong	—	100	—
GP Asia Limited	Dec-31	Hong Kong	100	100	100
Technegen International Limited	Dec-31	Hong Kong	100	100	100
CSI Hungary Manufacturing and Trading Limited Liability Company	Dec-31	Hungary	100	100	100
PT. Graham Packaging Indonesia	Dec-31	Indonesia	100	100	100
Closure Systems International Japan, Limited (c)	Dec-31	Japan	—	100	—
Evergreen Packaging Korea Limited	Dec-31	Korea	100	100	100
Graham Packaging European Holdings (Luxembourg) S.à r.l.	Dec-31	Luxembourg	100	100	100
Graham Packaging European Holdings (Luxembourg) I S.à r.l.	Dec-31	Luxembourg	100	100	100
Graham Packaging European Holdings (Luxembourg) II S.à r.l.	Dec-31	Luxembourg	100	100	100
CSI en Ensenada, S. de R.L. de C.V. (c)	Dec-31	Mexico	—	100	—
CSI en Saltillo, S. de R.L. de C.V. (c)	Dec-31	Mexico	—	100	—
CSI Tecniservicio, S. de R.L. de C.V. (c)	Dec-31	Mexico	—	100	—

Graham Packaging Plastic Products de Mexico, S. de. R.L. de C.V.	Dec-31	Mexico	100	100	100
Grupo Corporativo Jaguar, S.A. de C.V.	Dec-31	Mexico	100	100	100
Grupo CSI de México, S. de R.L. de C.V. (c)	Dec-31	Mexico	—	100	—
Innovación y Asesorìa en Plástico, S. de R.L. de C.V.	Dec-31	Mexico	100	100	100
Pactiv Foodservice Mexico, S. de R.L. de C.V.	Dec-31	Mexico	100	100	100
Pactiv Mexico, S. de R.L. de C.V.	Dec-31	Mexico	100	100	100
Servicios Graham Packaging, S. de. R.L. de C.V.	Dec-31	Mexico	100	100	100
Servicios Industriales Jaguar, S.A. de C.V.	Dec-31	Mexico	100	100	100
Servicios Integrales de Operacion, S.A. de C.V.	Dec-31	Mexico	100	100	100
Graham Packaging Holdings B.V.	Dec-31	Netherlands	100	100	100
Graham Packaging Zoetermeer B.V.	Dec-31	Netherlands	100	100	100
Beverage Packaging (New Zealand) Limited	Dec-31	New Zealand	100	100	100
Beverage Packaging Factoring Trust (d)	Dec-31	New Zealand	—	—	—
Beverage Packaging Holdings I Limited	Dec-31	New Zealand	100	100	100
Beverage Packaging Holdings III Limited	Dec-31	New Zealand	100	100	100
Beverage Packaging Holdings V Limited	Dec-31	New Zealand	100	100	100
Closure Solutions Holdings Limited (e)	Dec-31	New Zealand	100	—	100
Evergreen Packaging International Limited	Dec-31	New Zealand	100	100	100
Reynolds Group Issuer (New Zealand) Limited	Dec-31	New Zealand	100	100	100
Reynolds Packaging I Limited	Dec-31	New Zealand	100	100	100
Reynolds Packaging International Limited	Dec-31	New Zealand	100	100	100
Alusud Peru S.A.	Dec-31	Peru	100	100	100
Graham Packaging Poland Sp. z o.o.	Dec-31	Poland	100	100	100
CSI Vostok Limited Liability Company (b)	Dec-31	Russia	—	100	—
Pactiv Asia Pte Ltd (c)	Dec-31	Singapore	—	100	—
Closure Systems International España, S.L.U.	Dec-31	Spain	100	100	100
Graham Packaging Iberica S.L.	Dec-31	Spain	100	100	100
Evergreen Packaging (Taiwan) Co., Ltd.	Dec-31	Taiwan	100	100	100
Closure Systems International Plastik Ithalat Ihracat Sanayi Ve Ticaret Limited Sirketi (b)	Dec-31	Turkey	—	100	—
Graham Packaging European Services Limited	Dec-31	United Kingdom	100	100	100
BCP/Graham Holdings LLC	Dec-31	U.S.A.	100	100	100
Blue Ridge Holding LLC	Dec-31	U.S.A.	100	100	100
Blue Ridge Paper Products LLC	Dec-31	U.S.A.	100	100	100
BRPP, LLC	Dec-31	U.S.A.	100	100	100
Closure Systems International Americas, Inc. (c)	Dec-31	U.S.A.	—	100	—
Closure Systems International Holdings LLC (c)	Dec-31	U.S.A.	—	100	—
Closure Systems International Inc. (c)	Dec-31	U.S.A.	—	100	—
Closure Systems International LLC (f) (g) (c)	Dec-31	U.S.A.	—	100	—
Closure Systems International Packaging Machinery Inc. (c)	Dec-31	U.S.A.	—	100	—
Closure Systems Mexico Holdings LLC (c)	Dec-31	U.S.A.	—	100	—
Coast-Packaging Company (California General Partnership) (a)	Dec-31	U.S.A.	50	50	50
CSI Mexico LLC (c)	Dec-31	U.S.A.	—	100	—
CSI Sales & Technical Services Inc. (c)	Dec-31	U.S.A.	—	100	—
Evergreen Packaging LLC	Dec-31	U.S.A.	100	100	100
GEC Packaging Technologies LLC	Dec-31	U.S.A.	100	100	100
GPC Opco GP LLC	Dec-31	U.S.A.	100	100	100
GPC Sub GP LLC	Dec-31	U.S.A.	100	100	100
GPC US LLC	Dec-31	U.S.A.	100	100	100
Graham Packaging Company Europe LLC	Dec-31	U.S.A.	100	100	100
Graham Packaging Company Inc.	Dec-31	U.S.A.	100	100	100
Graham Packaging Company, L.P.	Dec-31	U.S.A.	100	100	100

Graham Packaging Holdings Company	Dec-31	U.S.A.	100	100	100
Graham Packaging International Plastics Products Inc.	Dec-31	U.S.A.	100	100	100
Graham Packaging Latin America, LLC	Dec-31	U.S.A.	100	100	100
Graham Packaging Leasing USA LLC	Dec-31	U.S.A.	100	100	100
Graham Packaging PET Technologies Inc.	Dec-31	U.S.A.	100	100	100
Graham Packaging Plastic Products LLC	Dec-31	U.S.A.	100	100	100
Graham Packaging PX Company	Dec-31	U.S.A.	100	100	100
Graham Packaging PX Holding Corporation	Dec-31	U.S.A.	100	100	100
Graham Packaging PX, LLC	Dec-31	U.S.A.	100	100	100
Pactiv LLC	Dec-31	U.S.A.	100	100	100
Pactiv Management Company LLC	Dec-31	U.S.A.	100	100	100
Pactiv Packaging Inc.	Dec-31	U.S.A.	100	100	100
PCA West Inc.	Dec-31	U.S.A.	100	100	100
Reynolds Consumer Products Holdings LLC	Dec-31	U.S.A.	100	100	100
Reynolds Consumer Products Inc. (h)	Dec-31	U.S.A.	100	100	100
Reynolds Consumer Products LLC	Dec-31	U.S.A.	100	100	100
Reynolds Europe Services LLC (e)	Dec-31	U.S.A.	100	—	100
Reynolds Group Holdings Inc.	Dec-31	U.S.A.	100	100	100
Reynolds Group Issuer Inc.	Dec-31	U.S.A.	100	100	100
Reynolds Group Issuer LLC	Dec-31	U.S.A.	100	100	100
Reynolds Manufacturing, Inc.	Dec-31	U.S.A.	100	100	100
Reynolds Presto Products Inc.	Dec-31	U.S.A.	100	100	100
Reynolds Services Inc.	Dec-31	U.S.A.	100	100	100
Southern Plastics Inc. (c)	Dec-31	U.S.A.	—	100	—
Trans Western Polymers, Inc.	Dec-31	U.S.A.	100	100	100

(a)	The Group has the control and it has the power to govern the financial and operating policies of the entity.

(b)	Voluntarily liquidated/deregistered/dissolved during the year.

(c)	Sold during the year.

(d)	Included as a group entity on the basis that Beverage Packaging Holdings I Limited is the manager and beneficiary of this entity.

(e)	Incorporated during the year.

(f)	Jurisdiction changed during the year from New Zealand.

(g)	Name changed during the year from Closure Systems International Limited

(h)	Name changed during the year from RenPac Holdings Inc.